Share-Based and Unit-Based Compensation - Summary of Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation expense from continuing operations	$ 13.9	$ 14.1	$ 23.4
Share-based compensation expense from discontinued operations	1.2	1.0	0.5
Total share-based compensation expense	$ 15.1	$ 15.1	$ 23.9